Amplify CWP International Enhanced Dividend Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 95.2%	Shares	Value
Communication Services - 10.1%
America Movil SAB de CV - ADR	1,493,364	$ 38,812,530
Baidu, Inc. - ADR (a)	218,020	24,917,506
NetEase, Inc. - ADR	166,220	21,299,431
SK Telecom Co. Ltd. - ADR	102,928	3,310,164
Telecom Argentina SA - ADR	947,500	12,317,500
Vodafone Group PLC - ADR	2,307,958	30,522,745
		131,179,876

Consumer Discretionary - 2.1%
Alibaba Group Holding Ltd. - ADR	278,398	26,720,640

Consumer Staples - 9.0%
Adecoagro SA (b)	878,060	8,385,473
Anheuser-Busch InBev SA - ADR (b)	309,000	25,461,600
British American Tobacco PLC - ADR	581,174	35,893,306
Fomento Economico Mexicano SAB de CV - ADR (b)	259,214	33,153,471
Unilever PLC - ADR	233,694	14,049,683
		116,943,533

Energy - 12.1%
Cameco Corp.	327,987	33,408,756
Enbridge, Inc.	497,448	26,966,656
Eni SpA - ADR	459,273	21,521,533
Imperial Oil Ltd.	227,581	25,493,624
Petroleo Brasileiro SA - Petrobras - ADR	576,245	9,312,119
Tenaris SA - ADR	208,408	11,564,560
TotalEnergies SE	123,962	9,639,285
YPF SA - ADR (a)	396,043	18,008,075
		155,914,608

Financials - 21.3%
Banco Bilbao Vizcaya Argentaria SA - ADR	1,015,677	25,452,866
Banco Macro SA - ADR (b)	206,274	19,098,910
Banco Santander SA - ADR (b)	1,756,677	24,242,143
Bank of Montreal	257,802	45,553,613
Barclays PLC - ADR	865,699	23,252,675
Grupo Cibest SA - ADR	210,755	16,740,270
Itau Unibanco Holding SA - ADR	2,386,095	19,494,396
Mitsubishi UFJ Financial Group, Inc. - ADR (b)	2,059,151	40,956,513
Shinhan Financial Group Co. Ltd. - ADR	334,855	21,179,579
Sumitomo Mitsui Financial Group, Inc. - ADR (b)	1,659,962	39,141,904
		275,112,869

Health Care - 7.1%
AstraZeneca PLC	215,924	40,943,509
Novartis AG - ADR (b)	151,895	23,804,984
Teva Pharmaceutical Industries Ltd. - ADR (a)	806,742	27,332,419
		92,080,912

Industrials - 6.6%
Canadian Pacific Kansas City Ltd.	153,109	13,266,895

Elbit Systems Ltd.	8,791		6,669,908
Embraer SA - ADR	147,423		9,405,587
Latam Airlines Group SA - ADR (b)	277,590		16,175,169
Siemens AG - ADR (b)	248,444		39,977,124
			85,494,683

Information Technology - 11.3%
ASE Technology Holding Co. Ltd. - ADR (b)	645,530		29,126,314
ASML Holding NV	22,695		45,150,341
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	151,983		72,582,521
			146,859,176

Materials - 12.6%
Agnico Eagle Mines Ltd. (c)	113,540		17,613,460
ArcelorMittal SA (b)	350,450		21,104,099
Cemex SAB de CV - ADR	885,772		10,629,264
Nutrien Ltd.	442,243		27,839,197
Rio Tinto PLC - ADR	249,071		23,644,310
Sasol Ltd. - ADR (a)(b)	1,163,195		11,422,575
Southern Copper Corp.	190,719		33,234,681
Wheaton Precious Metals Corp. (c)	154,857		17,393,538
			162,881,124

Utilities - 3.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR (b)	2,861,098		16,537,146
Enel SpA - ADR	1,096,444		12,532,355
RWE AG - ADR	148,306		9,633,958
			38,703,459
TOTAL COMMON STOCKS (Cost $1,041,895,729)			1,231,890,880

AFFILIATED EXCHANGE TRADED FUNDS - 1.9%	Shares		Value
Amplify Samsung SOFR ETF (d)	249,549		24,987,341
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $25,028,505)			24,987,341

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.6%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (e)	175,573,055		175,573,055
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $175,573,055)			175,573,055

MONEY MARKET FUNDS - 2.6%	Shares		Value
Invesco Government & Agency Portfolio - Institutional Class, 3.57% (e)	33,466,743		33,466,743
TOTAL MONEY MARKET FUNDS (Cost $33,466,743)			33,466,743

TOTAL INVESTMENTS - 113.3% (Cost $1,275,964,032)			1,465,918,019
Liabilities in Excess of Other Assets - (13.3)%		(0.13331)	(172,439,695)
TOTAL NET ASSETS - 100.0%			$ 1,293,478,324

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $172,526,485.
(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	Affiliated security as defined by the Investment Company Act of 1940.
(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Amplify CWP International Enhanced Dividend Income ETF
Schedule of Written Options
June 30, 2026 (Unaudited)

WRITTEN OPTIONS - (0.0)%	Notional Amount	Contracts	Value
Call Options - (0.0)% (a)(b)(c)
Agnico Eagle Mines Ltd., Expiration: 07/17/2026; Exercise Price: $180.00	$ (2,792,340)	(180)	$ (9,900)
Wheaton Precious Metals Corp., Expiration: 07/17/2026; Exercise Price: $130.00	(2,808,000)	(250)	(11,250)
TOTAL WRITTEN OPTIONS (Premiums received $260,786)			$ (21,150)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	100 shares per contract.
(c)	Exchange-traded.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Amplify CWP International Enhanced Dividend Income ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 1,231,890,880	$ –	$ –	$ 1,231,890,880
Affiliated Exchange Traded Funds	24,987,341	–	–	24,987,341
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	175,573,055
Money Market Funds	33,466,743	–	–	33,466,743
Total Investments	$ 1,290,344,964	$ –	$ –	$ 1,465,918,019

Liabilities:
Investments:
Written Options	$ –	$ (21,150)	$ –	$ (21,150)
Total Investments	$ –	$ (21,150)	$ –	$ (21,150)

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Amplify CWP International Enhanced Dividend Income ETF - Transactions with Affiliates
	Value as of September 30, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2026	Shares as of June 30, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
Amplify Samsung SOFR ETF	$ 2,241,893	$ 22,966,648	$ (182,417)	$ 394	$ (39,177)	$ 24,987,341	249,549	$ 499,300	$ –
	$ 2,241,893	$ 22,966,648	$ (182,417)	$ 394	$ (39,177)	$ 24,987,341	249,549	$ 499,300	$ –